Financial instruments and risk management - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Credit risk
Maximum exposure	$ 56	$ 27
Cash and cash equivalents
Credit risk
Maximum exposure	$ 619	$ 302